Share-based compensation - Fair value assumptions (FY) (Details)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk-free interest rate, minimum	0.33%	1.49%
Risk-free interest rate, maximum	0.89%	2.39%
Expected volatility	67.50%	63.00%
Expected dividend yield	0.00%	0.00%
Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected life	3 years	3 years
Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected life	6 years 6 months	6 years 6 months